Point Bridge GOP Stock Tracker ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCK - 99.8%
	Aerospace/Defense - 3.9%
402	General Dynamics Corporation	$53,189
171	Lockheed Martin Corporation	57,961
177	Northrop Grumman Corporation	53,551
375	Raytheon Company	49,181
133	TransDigm Group, Inc.	42,585
533	United Technologies Corporation	50,278
		306,745
	Agriculture - 0.7%
1,403	Altria Group, Inc.	54,254

	Apparel - 0.6%
5,810	Hanesbrands, Inc.	45,725

	Auto Manufacturers - 0.7%
863	PACCAR, Inc.	52,755

	Banks - 7.5%
2,327	Bank of America Corporation	49,402
1,452	Comerica, Inc.	42,602
3,189	Fifth Third Bancorp	47,357
317	Goldman Sachs Group, Inc.	49,005
5,921	Huntington Bancshares, Inc.	48,611
4,418	KeyCorp	45,815
1,500	Morgan Stanley	51,000
525	PNC Financial Services Group, Inc.	50,253
5,528	Regions Financial Corporation	49,586
1,661	Truist Financial Corporation	51,225
1,515	U.S. Bancorp	52,192
1,911	Zions Bancorporation	51,138
		588,186
	Beverages - 0.7%
1,321	Molson Coors Brewing Company - Class B	51,532

	Biotechnology - 0.7%
2,265	Corteva, Inc.	53,227

	Building Materials 1.2%
1,714	Johnson Controls International plc	46,209
1,413	Masco Corporation	48,847
		95,056
	Chemicals - 3.6%
2,187	Dow, Inc.	63,948
1,212	Eastman Chemical Company	56,455
1,201	LyondellBasell Industries NV - Class A	59,605
597	PPG Industries, Inc.	49,909
111	Sherwin-Williams Company	51,007
		280,924

	Commercial Services - 1.2%
235	Cintas Corporation	40,707
1,487	Rollins, Inc.	53,740
		94,447
	Computers - 0.7%
1,149	Seagate Technology plc	56,071

	Distribution/Wholesale - 2.6%
759	Copart, Inc. (a)	52,007
1,650	Fastenal Company	51,562
2,259	LKQ Corporation (a)	46,332
208	WW Grainger, Inc.	51,688
		201,589
	Diversified Financial Services - 3.2%
1,170	Alliance Data Systems Corporation	39,370
1,659	Charles Schwab Corporation	55,776
3,106	Franklin Resources, Inc.	51,839
676	Intercontinental Exchange, Inc.	54,587
5,210	Invesco, Ltd.	47,307
		248,879
	Electric - 6.8%
650	American Electric Power Company, Inc.	51,987
899	CMS Energy Corporation	52,816
716	Dominion Energy, Inc.	51,688
653	Duke Energy Corporation	52,815
544	Entergy Corporation	51,120
1,363	FirstEnergy Corporation	54,615
250	NextEra Energy, Inc.	60,155
689	Pinnacle West Capital Corporation	52,219
2,051	PPL Corporation	50,619
1,042	Southern Company	56,414
		534,448
	Electrical Components & Equipment - 0.7%
1,116	Emerson Electric Company	53,177

	Electronics - 2.0%
706	Amphenol Corporation - Class A	51,453
378	Honeywell International, Inc.	50,573
305	Waters Corporation (a)	55,525
		157,551
	Environmental Control - 0.6%
1,570	Pentair plc	46,723

	Food - 1.5%
545	J.M. Smucker Company	60,495
1,195	Sysco Corporation	54,528
		115,023

	Forest Products & Paper - 0.7%
1,682	International Paper Company	52,361

	Gas - 1.4%
558	Atmos Energy Corporation	55,370
2,233	NiSource, Inc.	55,758
		111,128
	Hand/Machine Tools - 0.7%
515	Stanley Black & Decker, Inc.	51,500

	Healthcare-Products - 2.9%
688	Abbott Laboratories	54,290
1,739	Boston Scientific Corporation (a)	56,744
375	ResMed, Inc.	55,234
575	Zimmer Biomet Holdings, Inc.	58,121
		224,389
	Home Builders - 1.3%
1,429	DR Horton, Inc.	48,586
19	NVR, Inc. (a)	48,813
		97,399
	Home Furnishings - 1.1%
1,733	Leggett & Platt, Inc.	46,236
487	Whirlpool Corporation	41,785
		88,021
	Insurance - 4.7%
1,621	Aflac, Inc.	55,503
606	Allstate Corporation	55,588
286	Berkshire Hathaway, Inc. - Class B (a)	52,289
621	Cincinnati Financial Corporation	46,855
1,761	MetLife, Inc.	53,834
523	Travelers Companies, Inc.	51,960
1,001	WR Berkley Corporation	52,222
		368,251
	Iron/Steel - 0.7%
1,569	Nucor Corporation	56,515

	Leisure Time - 0.6%
2,371	Harley-Davidson, Inc.	44,883

	Lodging - 1.2%
1,147	Las Vegas Sands Corporation	48,713
775	Wynn Resorts, Ltd.	46,647
		95,360
	Machinery-Construction & Mining - 0.8%
564	Caterpillar, Inc.	65,447

	Machinery-Diversified - 2.8%
404	Deere & Company	55,817
2,445	Ingersoll Rand, Inc. (a)	60,636
338	Rockwell Automation, Inc.	51,008
1,023	Westinghouse Air Brake Technologies Corporation	49,237
		216,698
	Media - 0.7%
122	Charter Communications, Inc. - Class A (a)	53,230

	Mining - 0.6%
7,470	Freeport-McMoRan, Inc.	50,423

	Miscellaneous Manufacturing - 3.3%
655	Eaton Corporation plc	50,887
7,165	General Electric Company	56,890
359	Illinois Tool Works, Inc.	51,021
393	Parker-Hannifin Corporation	50,984
1,931	Textron, Inc.	51,500
		261,282
	Oil & Gas - 11.7%
6,779	Apache Corporation	28,336
3,057	Cabot Oil & Gas Corporation	52,550
672	Chevron Corporation	48,693
1,198	Concho Resources, Inc.	51,334
1,790	ConocoPhillips	55,132
6,458	Devon Energy Corporation	44,625
2,068	Diamondback Energy, Inc.	54,182
1,614	EOG Resources, Inc.	57,975
1,475	Exxon Mobil Corporation	56,006
3,288	Helmerich & Payne, Inc.	51,457
1,610	Hess Corporation	53,613
2,482	HollyFrontier Corporation	60,834
12,417	Marathon Oil Corporation	40,852
2,257	Marathon Petroleum Corporation	53,310
3,946	Occidental Petroleum Corporation	45,695
1,034	Phillips 66	55,474
795	Pioneer Natural Resources Company	55,769
1,127	Valero Energy Corporation	51,121
		916,958
	Oil & Gas Services - 1.4%
8,056	Halliburton Company	55,184
7,878	TechnipFMC plc	53,098
		108,282

	Packaging & Containers - 0.8%
2,174	WestRock Company	61,437

	Pharmaceuticals - 3.6%
306	Allergan plc	54,193
1,181	Cardinal Health, Inc.	56,617
319	Cigna Corporation	56,521
403	Eli Lilly & Company	55,904
426	McKesson Corporation	57,621
		280,856
	Pipelines - 1.2%
1,831	ONEOK, Inc.	39,934
3,557	Williams Companies, Inc.	50,332
		90,266
	Real Estate - 2.5%
380	Alexandria Real Estate Equities, Inc.	52,083
1,221	Apartment Investment & Management Company - Class A	42,918
1,761	Duke Realty Corporation	57,021
1,271	Vornado Realty Trust	46,023
		198,045
	Retail - 7.1%
494	Advance Auto Parts, Inc.	46,100
55	AutoZone, Inc. (a)	46,530
751	Dollar Tree, Inc. (a)	55,176
709	Genuine Parts Company	47,737
273	Home Depot, Inc.	50,972
3,489	L Brands, Inc.	40,333
583	Lowe’s Companies, Inc.	50,167
317	McDonald’s Corporation	52,416
738	Tractor Supply Company	62,398
492	Wal-Mart Stores, Inc.	55,901
716	Yum! Brands, Inc.	49,067
		556,797
	Semiconductors - 0.7%
803	Microchip Technology, Inc.	54,444

	Shipbuilding - 0.7%
315	Huntington Ingalls Industries, Inc.	57,396

	Telecommunications - 1.9%
1,631	AT&T, Inc.	47,543
5,556	CenturyLink, Inc.	52,560
363	Motorola Solutions, Inc.	48,250
		148,353
	Textiles - 0.6%
570	Mohawk Industries, Inc. (a)	43,457

	Transportation - 5.2%
901	CH Robinson Worldwide, Inc.	59,646
968	CSX Corporation	55,466
527	FedEx Corporation	63,904
383	Norfolk Southern Corporation	55,918
474	Old Dominion Freight Line, Inc.	62,217
391	Union Pacific Corporation	55,147
596	United Parcel Service, Inc. - Class B	55,678
		407,976
	TOTAL COMMON STOCKS (Cost $11,109,616)	7,797,466

	SHORT-TERM INVESTMENTS - 0.2%
13,646	First American Government Obligations Fund, X Class - 0.43% *	13,646
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,646)	13,646
	TOTAL INVESTMENTS - 100.0% (Cost $11,123,262)	7,811,112
	Other Assets in Excess of Liabilities - 0.0% +	3,636
	NET ASSETS - 100.0%	$7,814,748

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2020.
+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,797,466	$-	$-	$7,797,466
Short-Term Investments	13,646	-	-	13,646
Total Investments in Securities	$7,811,112	$-	$-	$7,811,112
^ See Schedule of Investments for industry group breakouts.

For the period ended March 31, 2020 the Fund did not recognize any transfers to or from Level 3.